Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2019	2018	2017
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(10,849)	$(10,964)	$(39,981)
Adjustment of redeemable non-controlling interest to redemption amount	—	(935)	—
Net loss attributable to Stratasys Ltd. for basic loss per share	(10,849)	(11,899)	(39,981)

Denominator:
Weighted average shares – denominator for basic net loss per share	54,260	53,751	52,959
Net loss per share
Basic	$(0.20)	$(0.22)	$(0.75)
Diluted	$(0.20)	$(0.22)	$(0.75)